Significant Commitments and Contingencies - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Oct. 31, 2016 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2015
Capital commitments [abstract]
Amount guaranteed by Bank of Taiwan			$ 97,500	$ 3,185	$ 97,500
Reduction of unappropriated retained earnings through capital transfer	$ (5,052,343)	$ (5,052,343)
Unappropriated retained earnings percentage		10.00%				10.00%